LAUANE C. ADDIS
Direct: 312.377.7853
Fax: 312.423.8150
laddis@stahlcowen.com


March 20, 2009

Mr. Martin James
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Comment Letter dated March 11, 2009; Biosynergy,
Inc.; Form 10-KSB for the Fiscal Year Ended April
30, 2008, Filed July 29, 2008; Amendment No. 1 to
Form 10-KSB for the Fiscal Year Ended April 20,
2008, Filed March 5, 2009; File No. 000-12459

Dear Mr. James:

      We have been retained to represent Biosynergy, Inc.
(the "Company") with respect to its annual report on Form
10-KSB for the Fiscal Year Ended April 30, 2008, filed July
29, 2008 (the "Original Filing"), as amended by Amendment
No. 1 to Form 10-KSB filed March 5, 2009 ("Amendment No.
1").  We are in receipt of your Comment Letter dated March
11, 2009 (the "Comment Letter"), and provide the following responses and explanations:

Amendment No. 1 to Form 10-KSB for the Fiscal Year Ended
April 30, 2008
-----------------------------------------------------------
1.	In Section 1 of the Comment Letter, you indicate that
the "certifications in Exhibits 31 and 32 are dated July
28, 2008" and that "any report required to include the certifications under Rule 13a-14(a) or 15d-14(a) must include new certifications by each principal executive and principal financial officer of the registrant."
Concurrently with the filing of this response letter (this "Response Letter"), we have prepared and filed with the Commission Amendment No. 2 to Form 10-KSB ("Amendment No. 2"). In response to your comments in Section 1 of the Comment Letter, we have amended Exhibits 31.1, 31.2, 32.1 and 32.2 in Amendment No. 2 to indicate current dates and signatures.

Item 8A. Controls and Procedures
--------------------------------

2.	In Section 2 of the Comment Letter, you request that
we "identify the actual framework used by management to evaluate the effectiveness of [our] internal control over financial reporting." In response to your request, we have amended Item 8A to indicate that the Company used the COSO framework to evaluate the effectiveness of its internal control over financial reporting.

3.	In Section 3 of the Comment Letter, you indicate that
the Original Filing "did not include management's report on internal controls over financial reporting." Further, you request "in light of the fact that [our] disclosure controls and procedures did not alert management to the need to include a required report, specified in the Commission's rules, in the original Form 10-KSB filing, [that we] explain how [we] could conclude that disclosure controls and procedures were effective at that date."

      Although not worded as you have indicated as appropriate, the report contained in the Original Filing was, in fact, the Company's report on its internal controls over financial reporting as well as disclosure controls and procedures. Item 8A of the Original Filing discloses that the Company maintains a system of accounting and internal controls, policies and procedures designed to provide assurance that the assets are properly accounted for, as well as to insure that the financial records are reliable for preparing financial statements (Item 8A(b)). In addition, it was disclosed that the Company's Chief
Executive Officer and Chief Accounting Officer concluded that the Company's disclosure controls and procedures were effective in timely alerting them to material information related to the Company to be required in the Company's SEC filings (see Item 8A(c)). In Item 8A of the Original
Filing, it was disclosed that the Company is responsible for establishing and maintaining adequate financial control for reporting and for the integrity of the information presented in the annual report. Thus, Item 8A of the Original Filing covered not only disclosure controls and procedures, but internal controls over financial reporting.
Although separating the two may have made the report clearer, discussion of the two types of controls does not alter the substantive matter contained in the disclosures.

      Exchange Act Rule 13a-15 requires, in substance, that each issuer's management report must disclose (1) that management is responsible for establishing and maintaining disclosure controls and procedures and have adequate internal controls over financial reporting, (2) that management evaluated the Company's disclosure controls and procedures, (3) that management evaluated the Company's internal control over financial reporting, the framework used by management for evaluation of the internal control over financial reporting, and any change in the Company's internal control over financial reporting that would have a material effect on the Company's financial reporting. The
Original Filing contains a disclosure for each of these items. Item 8A(a) includes disclosure that the management of the Company is responsible for establishing and maintaining adequate internal control over financial reporting and for the integrity of the information presented in the annual report. Item 8A(b) discusses the systems maintained by the Company and discloses that there have been no significant changes in the Company's internal controls. Item 8A(c) discusses the evaluation conducted by the Company and that the evaluation was based on criteria similar to that prescribed by COSO. In this case the word
"similar" was not intended to indicate that the criteria was not based on the COSO framework, but certain controls and procedures prescribed by COSO were modified to meet the Company's requirements. Finally, in compliance with Regulation 308T, there was a disclosure that the Company's registered public accounting firm did not include an attestation report. Thus, in our opinion, all of the requirements of management's report on internal controls over financial reporting as well as disclosure controls and procedures were met.

      Please note, that the Original Filing contains the statement "[...] the Company carried out an evaluation, under the supervision and with the participation of the Company's management, [...] of the effectiveness of the design and operation of the Company's disclosure controls and procedures pursuant to Exchange Act Rule 13a-14 (sic) (emphasis added)." Furthermore, paragraph (b) of Item 8A provides:

      "the Company has an audit committee that meets periodically with management to review the manner in which they are performing their responsibilities and to discuss auditing, internal accounting controls and financial reporting matters. It is the opinion of the Audit Committee that the Company's controls, policies and procedures are effective to insure the material regarding the Company's presented accurately in this annual statement."

      In making these statements in the Original Filing, in compliance with Item 308T, the Company did not segregate
"disclosure controls and procedures" from "internal controls over financial reporting." The Company's disclosure was, however, a discussion of both concepts.

      It is our opinion that the definition of "disclosure controls and procedures" should not be read to preclude a conclusion of effectiveness under these circumstances.
Internal controls and procedures should not be controls and procedures designed to ensure that the language chosen by a registrant in an attempt to comply with required disclosures absolutely mirror applicable statutes or regulations. On the contrary, internal controls and procedures should be those controls and procedures that ensure that information required to be disclosed by the Company (i.e., financial information, results of operation, etc.) was accumulated and communicated to the Company's management, to allow timely decisions regarding required disclosure. Accordingly, while the language chosen in the Original Filing may not have been in accordance with the Commission's preference, the underlying evaluation did take place; and, based upon such evaluation, the Company's managements could in fact conclude that its disclosure controls and procedures ensured that the information required to be disclosed by the Company was accumulated and communicated, to allow timely decisions regarding required disclosures.


Exhibits 31.1 and 31.2
----------------------

4.	In Section 4 of the Comment Letter, you reiterate your
request that we "ensure that the certification required by Exchange Act Rule 13a-14(a) is consistent with the required wording of Item 601(b)(31) of Regulation S-B." Please note that we have made the requested changes to the Original
Filing as set forth in the Amendment No. 2.

Acknowledgements

5.	In Section 5 of the Comment Letter, you indicate that
"management did not provide acknowledgments previously requested in [the Commission's] February 25, 2009 letter." Please see attached to this letter an acknowledgment of management of the Company relating to the specified items.

      We believe that we have adequately addressed all of your concerns raised in the Comment Letter. If you have further comments or questions, please do not hesitate to contact us.


						Sincerely,

                                   /s/ Lauane C. Addis

						Lauane C. Addis

cc:  L. Mead
     F. Suzuki


                           BIOSYNERGY, INC.
              OFFICERS CERTIFICATE OF ACKNOWLEDGMENT

      We the undersigned, being the Chief Executive Officer and Chief Financial Officer of Biosynergy, Inc. (the "Company"), in connection with the Company's responses to that certain comment letter of the Securities and Exchange Commission (the "Commission") dated as of February 25, 2009 and that certain comment letter of the Commission dated as of March 11, 2009, each addressed to the Company, acknowledge that:

1.	The Company is responsible for the adequacy and accuracy of
the disclosure in the filing;

2.	Staff comments or changes to disclosure in response to
staff comments do not foreclose the Commission from taking any action with respect to the filing; and

3.	The Company may not assert staff comments as a defense in
any proceeding initiated by the Commission or any person under the federal securities laws of the United States.


Executed and delivered this 20th day of March, 2009.


/s/ Fred K. Suzuki            /s/ Laurence C. Mead
___________________________   ___________________________
Fred K. Suzuki, Chairman of   Laurence C. Mead, Vice President/
the Board, Chief Executive    Manufacturing and Development,
Officer and President         Chief Financial Officer Chief
                              Accounting Officer